PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property, plant and equipment

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Buildings	17,195,868	20,391,168
Machinery and equipment	30,438,878	35,143,702
Motor vehicles	183,921	200,709
Furniture, fixture and office equipment	1,116,407	811,491
	48,935,074	56,547,070
Less: Accumulated depreciation	(11,557,978)	(14,700,713)
Subtotal	37,377,096	41,846,357
Construction in progress	3,890,091	2,954,335
Property, plant and equipment, net	41,267,187	44,800,692